BLACKROCK SERIES FUND, INC.

BlackRock Global Allocation Portfolio

BLACKROCK VARIABLE SERIES FUNDS, INC.

BlackRock Global Allocation V.I. Fund

BlackRock International V.I. Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 26, 2023 to the Prospectus and Statement of Additional Information

of each Fund, each dated May 1, 2023, as supplemented to date

Effective immediately, any references to the custodian for each Fund are deleted and replaced with:

JPMorgan Chase Bank, N.A.

383 Madison Avenue, Floor 11

New York, New York 10179

Shareholders should retain this Supplement for future reference.

PRSAI-SERVS-0623SUP